UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09973

Excelsior Venture Investors III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Ms. Daina Hill

U.S. Trust Company

114 W. 47th Street

New York, NY 10036

(Name and address of agent for service)

registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

EXCELSIOR

VENTURE INVESTORS III, LLC

SEMI-ANNUAL REPORT

April 30, 2006

LETTER TO MEMBERS

To Our Members of Excelsior Venture Investors III, LLC:

Enclosed, please find the semi-annual report for Excelsior Venture Investors III, LLC through April 30, 2006.

We thank you again for your support and are committed to creating value for you as an investor over the life of the Fund.

Best Regards,

Leo. P. Grohowski

Raghav V. Nandagopal

Co-Chief Executive Officer

Excelsior Venture Investors III, LLC

Portfolio of Investments April 30, 2006 (Unaudited)

Units			Value (Note 1)
INVESTMENT PARTNERSHIP — 99.75%
187,409	Excelsior Venture Partners III, LLC (Cost $86,800,351)		$57,190,905

Principal Amount
MONEY MARKET INSTRUMENTS — 0.39%
$225,000	Federal Home Loan Bank Discount Notes, 4.71%, 05/01/06 (Cost $225,000)		225,000

TOTAL INVESTMENTS (Cost $87,025,351)		100.14%	57,415,905
OTHER ASSETS & LIABILITIES (NET)		(0.14)%	(82,194)

NET ASSETS		100.00%	$57,333,711

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

ASSETS:
Investments (Cost $87,025,351) (Note 1)	$57,415,905
Cash and cash equivalents (Note 1)	1,216
Receivable from affiliate (Note 2)	45

Total Assets	57,417,166

LIABILITIES:
Administration fees payable (Note 2)	41,477
Professional fees payable	35,943
Board of Managers fees payable (Note 2)	1,500
Management fees payable (Note 2)	35
Other payables	4,500

Total Liabilities	83,455

NET ASSETS	$57,333,711

NET ASSETS consist of:
Paid-in capital	$75,028,098
Unrealized (depreciation) on investments	(17,694,387)

Total Net Assets	$57,333,711

Units of Membership interests outstanding (no par value, 400,000 authorized)	189,809
NET ASSET VALUE PER UNIT	$302.06

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Statement of Operations

For the six months ended April 30, 2006 (Unaudited)

NET INVESTMENT (LOSS) ALLOCATED FROM PORTFOLIO (Note 1):
Interest income	$484,985
Dividend income	9,723
Expenses	(705,338)

Net investment (loss) allocated from Portfolio	(210,630)

FUND INVESTMENT INCOME:
Interest income	6,717

Total Fund investment income	6,717

FUND EXPENSES:
Administration fees (Note 2)	65,434
Professional fees	24,360
Board of Managers fees (Note 2)	9,500
Printing fees	8,238
Custody fees	2,568
Management fees (Note 2)	90
Miscellaneous expenses	6,307

Total Fund expenses	116,497

NET INVESTMENT (LOSS)	(320,410)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO (Note 1):
Net realized gain on investments	6,251
Net change in unrealized (depreciation) on investments	(1,865,627)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO	(1,859,376)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,179,786)

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Statements of Changes in Net Assets

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
OPERATIONS:
Net investment (loss)	$(320,410)	$(1,012,784)
Net realized gain/(loss) on investments	6,251	(5,413,260)
Net change in unrealized (depreciation) on investments	(1,865,627)	(1,280,520)

Net (decrease) in net assets resulting from operations	(2,179,786)	(7,706,564)

DISTRIBUTION TO UNITHOLDERS:
Distributions	—	(6,643,315)

Net (decrease) in net assets	(2,179,786)	(14,349,879)

NET ASSETS:
Beginning of period	59,513,497	73,863,376

End of period	$57,333,711	$59,513,497

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Statement of Cash Flows

For the six months ended April 30, 2006 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Decrease) in Net Assets Resulting from Operations	$(2,179,786)
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash used for operating activities:
Net investment loss allocated from Excelsior Venture Partners III, LLC	210,630
Net realized gain on investments allocated from Excelsior Venture Partners III, LLC	(6,251)
Net change in unrealized depreciation on investments allocated from Excelsior Venture Partners III, LLC	1,865,627
Net increase in short term investments	(225,000)
Increase in Board of Managers fees payable	1,000
Decrease in management fees payable	(30)
Decrease in other expenses payable	(12,619)

Net cash used in operating activities	(346,429)

Net decrease in cash	(346,429)
Cash at beginning of period	347,645

Cash at end of period	$1,216

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

Excelsior Venture Investors III, LLC

Financial Highlights — Selected Per Unit Data and Ratios

Per Unit Operating Performance:(1)
	Six Months Ended April 30, 2006 (Unaudited)(4)		Year Ended October 31,
			2005(4)		2004(4)		2003(4)	2002(4)
NET ASSET VALUE, BEGINNING OF PERIOD	$313.54		$389.15		$411.43		$465.95	$492.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)	(1.69)		(5.34)		(8.71)		(7.83)	(5.59)
Net realized and unrealized (loss) on investment transactions	(9.79)		(35.27)		(13.57)		(46.69)	(20.96)

Total from Investment Operations	(11.48)		(40.61)		(22.28)		(54.52)	(26.55)

DISTRIBUTIONS:	—		(35.00)		—		—	—

NET ASSET VALUE, END OF PERIOD	$302.06		$313.54		$389.15		$411.43	$465.95

TOTAL NET ASSET VALUE RETURN(6)	(3.66	)%(3)	(11.43)%		(5.42)%		(11.70)%	(5.39)%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$57,334		$59,513		$78,863		$78,093	$88,441
Ratios to Average Net Assets:
Gross Expenses	2.81	%(2)	2.73%		2.73%		2.46%	2.62%
Net Expenses	2.81	%(2)	2.73%		2.60	%(7)	2.46%	2.38	%(5)
Net Investment Loss	(1.09	)%(2)	(1.49)%		(2.15)%		(1.81)%	(1.16)%
Portfolio Turnover Rate	0.00%		0.00	%(8)	0.00%		0.00%	0.00%
(1)	Selected data for a membership interest outstanding throughout each period.
(2)	Annualized.
(3)	Not annualized.
(4)	Implementation of new accounting provisions resulted in changes in the methodology of the calculations. See Note 1E for further discussion.
(5)	Net of expense reversals.
(6)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Fund during the period and assumes dividends and distributions, if any, were reinvested. The Fund’s units were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.
(7)	Net of reimbursement from affiliate.
(8)	Calculations excludes distribution from Excelsior Venture Partners III.

See accompanying Notes and attached Financial Statements of Excelsior Venture Partners III, LLC

EXCELSIOR VENTURE INVESTORS III, LLC

NOTES TO FINANCIAL STATEMENTS

April 30, 2006

(Unaudited)

Note 1 — Significant Accounting Policies

Excelsior Venture Investors III, (the “Fund”) is a non-diversified, closed-end management investment company which has registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. The Fund sold 189,809 units via a public offering which closed on May 11, 2001.

The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the “Portfolio”), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company or “BDC” under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

Costs incurred in connection with the initial offering of units of the Fund during the period ended October 31, 2001 totaled $263,899. Each member’s pro-rata share of these costs was deducted from his, her or its initial capital contribution.

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The performance of the Fund is directly affected by the performance of the Portfolio, and the accounting policies of the Portfolio (such as valuation of investments of the Portfolio) will affect the Fund. The financial statements of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The financial information for the Fund as of April 30, 2006 and for the six-month period then ended is unaudited, but includes all adjustments (consisting only of normal recurring accruals) which, in the opinion of management, are necessary in order to make the financial statements not misleading at such date and for the period. Operating results for the six months ended April 30, 2006 are not necessarily indicative of the results that may be expected for the entire year.

A.  Cash and cash equivalents:

Cash and cash equivalents consist of deposits with banks and highly liquid investments with original maturites of 90 days or less.

B.  Investment Valuation:

The valuation of the Fund’s assets is dependent on the valuation of the Portfolio’s investment securities. Because the Fund invests its assets in interests of the Portfolio, the Fund’s net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio’s assets and liabilities). As of April 30, 2006, the value of the Fund’s investment in the Portfolio was $57,190,905 and represented an ownership of 63.48% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers (the “Board” or “Board of Managers”) view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price may be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser (as defined below) or a committee of the Board of Managers under the supervision of the Board of Managers, pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a “going concern” basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the “private market” or “appraisal” methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon factors affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

The Fund’s interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro-rata to its members. However, the Portfolio expects to make periodic pro-rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro-rata to the members of the Fund.

At April 30, 2006, market quotations were not readily available for the Fund’s allocated share of the Portfolio’s securities valued at $42,595,231 or 74.29% of the Fund’s net assets. Such securities were valued by the Portfolio’s Investment Adviser, under the supervision of the Portfolio’s Board of

Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

C.  Security transactions and investment income:

The Fund records its proportional share of the Portfolio’s income, expenses and net realized and unrealized gain (or loss).

The net unrealized gain or loss on investments which is included in the “Net Assets Consist of” section in the statement of assets and liabilities reflects the Fund’s allocated share of the Portfolio’s unrealized gain (loss) on investments and the unrealized gain (loss) of the Fund’s other investments. However, the total unrealized gain (loss) on the Fund’s investment in the Portfolio includes cumulative allocated net investment loss and net realized loss of ($4,996,209) and ($7,028,630), respectively, which are included in the Fund’s Paid-in Capital.

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Fund interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Fund dividend income is recorded on the ex-dividend date. The Fund accrues its own expenses and bears all of the costs of its operations.

D.  Income Taxes:

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

The cost of the Fund’s investment in the Portfolio for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 by the Portfolio. As of April 30, 2006, the Fund has not received information to determine the tax cost of the Portfolio as of April 30, 2006. Accordingly the Fund is not able to determine its unrealized gain or loss on investments on a tax basis as of that date.

E.  Other:

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide “Audits of Investment Companies” (the “Guide”). The Fund adopted the provisions of the Guide as required on November 1, 2001. As a result of requirements in the Guide, the Statement of Operations reflects separately the Fund’s allocations of income, operating expenses, realized gains and change in unrealized depreciation on investments as allocated from the Portfolio. Although the changes required by the Guide have no impact on net assets, net asset value or total net asset value return, the components of per share operating performance and the ratios of expenses to average net assets and net investment loss to average net assets in the Financial Highlights would have been different had the requirements of the Guide not been implemented. As directed in the Guide, the financial highlights for the period ended October 31, 2001 have not been retroactively adjusted to conform to the Guide’s new requirements.

The Fund bears all costs of its operations.

Note 2 — Investment Advisory Fee and Related Party Transactions

UST Advisers, Inc. (“USTA”) which has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905, is a Delaware corporation and registered investment adviser (the “Investment Adviser”). The Investment Adviser is a wholly-owned subsidiary of United States Trust Company, National Association (“USTC-NA”). USTC-NA is a wholly-owned subsidiary of U. S. Trust Corporation (“U.S. Trust”), a registered bank holding company, which has its principal offices at 114 West 47th Street, New York, New York 10036-1532, and which is, in turn, a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”), which has its principal offices at 120 Kearney Street, San Francisco, California 94108.

Prior to December 16, 2005, U.S. Trust Company, N.A.(“UST-NA”), on behalf of its Asset Management Division served as the investment adviser to the Fund (the “former Investment Adviser”) pursuant to an Investment Advisory Agreement (the “Agreement”). Effective December 16, 2005, USTA assumed the duties of the former Investment Adviser.

The former Investment Adviser was responsible for investing assets not invested in the Portfolio. In return for its services and expenses the Fund paid the former Investment Adviser an advisory fee equal to an annual rate equal of 0.1% of the Fund’s average quarterly net assets that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro-rata share of the management fee expense paid by the Portfolio via distributions from the Portfolio. Through the fifth anniversary of the Portfolio’s final subscription closing date on May 11, 2001, the Portfolio will pay the former Investment Adviser and the Investment Adviser a management fee at an annual rate equal to 2.00% of the Portfolio’s average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. As of April 30, 2006, $35 was payable to the Investment Adviser.

In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio’s Direct Investments. The Incentive Carried Interest is an amount equal to 20% of the excess, if any, of the Portfolio’s cumulative realized capital gains on Direct Investments, over the sum of (a) cumulative realized capital losses on investments of any type (b) cumulative gross unrealized capital depreciation on investments of any type and (c) cumulative net expenses. Direct Investments means the Portfolio’s investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. As of, April 30, 2006, there was no Incentive Carried Interest earned by the Investment Adviser.

Prior to March 31, 2006, USTA was a wholly owned subsidiary of UST-NA and UST-NA and U.S. Trust NY were wholly-owned subsidiaries of U.S. Trust. Effective March 31, 2006, U.S. Trust NY converted into a national bank named USTC-NA and UST-NA merged into USTC-NA. USTC-NA is the surviving entity and remains a wholly owned subsidiary of U.S. Trust.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. (“PFPC”), an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund’s custodian, and PFPC serves as transfer agent. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $15,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. In order to eliminate members from paying duplicative expenses, assets of the Fund which are invested in the Portfolio are excluded from the Fund’s asset based fee.

Charles Schwab & Co., Inc. (the “Distributor”), the principal subsidiary of Schwab, served as the Fund’s distributor for the offering of units. The former Investment Adviser paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. The Investment Adviser or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees exceeding 6.5% of the gross proceeds received by the Fund from its offering.

Each member of the Board of Managers receives $750 annually and $500 per Fund meeting and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund. The Board of Managers of the Fund consists of the same persons as the Board of Managers of the Portfolio.

On November 23, 2004, the Fund engaged Deloitte & Touche, LLP (“D&T”) as the Fund’s independent registered public accounting firm for the fiscal year ended October 31, 2004, replacing Ernst & Young LLP (“E&Y”), the Fund’s prior independent registered public accounting firm. E&Y was terminated by the Fund on October 28, 2004 as a result of concerns regarding its independence at the time of issuance of its report on the Fund’s October 31, 2003 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., an affiliate of the Fund’s Investment Adviser.

On December 16, 2004, Schwab entered into an agreement with the Fund and other funds managed by the Investment Adviser whereby Schwab will fund a reserve account to be held by the Investment Adviser or its affiliate. This reserve account was established so that the Fund and other funds managed by the Investment Adviser will be able to draw upon it to pay in full all costs incurred related to the termination of E&Y. This agreement was executed in order to ensure that these costs related to the termination of E&Y are not borne by the Fund, the other funds managed by the Investment Adviser or their respective shareholders. Schwab is an affiliate of the Fund’s Investment Adviser. In consideration of the funding of the reserve account, the Fund and the other funds managed by the Investment Adviser subrogated all of their claims, causes of action and rights against E&Y for payment of these expenses to Schwab.

Note 3 — Investments in Excelsior Venture Partners III, LLC

As of April 30, 2006, the Fund’s interest in the following issuers through direct investment and its investment in the Portfolio represents 5% or more of the Fund’s total net assets:

Portfolio Investments	Fair Value	Percentage of Fund’s Net Assets
Federal Home Loan Bank Discount Note, 4.71% 05/01/06	$4,078,801	7.11%
LogicLibrary, Inc. Preferred Series A and A-1	2,968,514	5.18%
Pilot Software Inc., Preferred Series A	5,148,555	8.98%
LightConnect Inc., Preferred Series B and C	3,803,918	6.63%
OpVista Inc., Preferred Series B, C, D, E, Notes and Warrants	5,980,322	10.43%
Silverback Systems Inc., Preferred Series A-2 and B, Common	3,927,040	6.85%
Ethertronics Inc., Preferred Series B and C	5,155,007	8.99%

	$31,062,157	54.18%

Note 4 — Pending Litigation

The former Investment Adviser was contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The former Investment Adviser has provided full cooperation with respect to these Investigations and continues to review the facts and circumstances relevant to the Investigations. As disclosed previously by the former Investment Adviser and its affiliates, with respect to the former Investment Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain mutual funds managed by the former Investment Adviser. The short-term trading activities permitted under these arrangements have been terminated and the former Investment Adviser has strengthened its policies and procedures to deter frequent trading.

The former Investment Adviser, certain of its affiliates and others have also been named in several class action and derivative lawsuits which allege that the former Investment Adviser, certain of its affiliates and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by the former Investment Adviser. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action suits and in the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information and consultation with counsel, the Investment Adviser believes that the pending Investigations and private lawsuits are not likely to materially affect the Investment Adviser’s ability to provide investment management services to the Fund. Neither the Investment Adviser nor the Fund are a subject of the Investigations nor a party to the lawsuits described above.

Note 5 — Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Approval of Investment Advisory Agreement

At a meeting held on December 15, 2005, the Board of the Fund, and those Managers (the “Independent Managers”) who are not “interested persons” of the Fund as defined in the Investment Company Act, voting separately, approved the assumption of the Fund’s Agreement with the Investment Adviser. In connection with such action, the Investment Adviser presented detailed information to the Board requested by the Independent Managers through their counsel. Such information included (i) information confirming the financial condition of the Investment Adviser and the Investment Adviser’s profitability derived from its relationship with the Fund; (ii) a description of the personnel and services provided by the Investment Adviser; (iii) comparative information on investment performance; and (iv) information regarding brokerage and portfolio transactions. Also, U.S. Trust has agreed to ensure that the Investment Adviser will perform all of the former Investment Adviser duties and obligations under the Agreement and agrees to indemnify, defend and hold the company harmless for any and all losses, liabilities, actions or expenses resulting from or arising out of the failure of the Investment Adviser to perform the duties and obligations assumed by it under the Agreement to the same extent the former Investment Adviser would have been liable for failure to perform under the Agreement.

The Board reviewed and discussed financial information provided by the Investment Adviser which included an annual report and financial statements for U.S. Trust. The Board reviewed and considered the Investment Adviser’s profitability derived from its relationship with the Fund. Because the Fund invests its assets primarily in the Portfolio, the Board also considered the Investment Adviser’s profitability from the Portfolio. Specifically, the Board reviewed and considered a profit contribution analysis of the Investment Adviser showing its fees, income, and expenses in connection with the Fund and the Portfolio and the methodology used in the analysis. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act and the Agreement.

The Board reviewed the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fee. The Board reviewed and considered any economies of scale realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the members of the Fund, noting that as a closed-end fund nearing the end of its investment period and distributing its assets economies of scale were not a significant factor. It was noted, however, that the management fee payable to the Investment Adviser by the Fund is reduced after the period of initial investment to reflect similar issues.

The Board also reviewed and considered the fees of other payments received by the Investment Adviser. Specifically, the Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Fund, noting that the Investment Adviser’s fees were at the lower end of a narrow range. The Board also considered the fees received by the Investment Adviser from the Portfolio. The Board also considered and reviewed information regarding brokerage, observing that the Fund only occasionally engages in transactions in the public securities markets.

The Board reviewed and considered the qualifications of the current and anticipated portfolio managers to manage the portfolio of the Fund, including their history managing private equity investments generally and their prior involvement with companies in the Fund’s investment portfolio, and the background and expertise of the key personnel and amount of time they would be able to devote to the affairs of the Fund. The Board concluded, in light of the particular requirements of the Fund and the relatively late stage of the investment program, that it was satisfied with the professional qualifications and overall commitment to the Fund of the anticipated portfolio management team.

The Board considered the nature, extent and quality of services rendered to the Fund by the Investment Adviser and the investment performance of the Fund based on the data provided which included comparisons with the public markets as evidenced by NASDAQ data, venture economics data, and data concerning performance relative to other venture and private equity funds with generally similar objectives and management policies that had commenced investment operations at about the same time and for which detailed information is available. The Board determined that in light of the data taken as a whole and the nature and stages of the investment program of the Fund, the investment performance was reasonable and acceptable. The Board discussed the Investment Adviser’s profitability, and it was noted that the profitability percentage was within ranges generally determined to be reasonable, given the services rendered and the Fund’s performance and services provided. The Board concluded that the Fund’s fees paid to the Investment Adviser were reasonable in light of comparative performance and advisory fee information, cost of the services provided and profits to be realized and benefits derived by the Investment Adviser from the relationship with the Fund.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. U.S. Trust and its affiliates are wholly owned subsidiaries of The Charles Schwab Corporation. Additional information is available upon request.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available without charge, upon request by calling (800) 647-6972.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding proxy votes cast by the Fund (if any) is available without charge, upon request, by calling the Fund at 800-647-6972 or on the website of the Securities and Exchange Commission at http://www.sec.gov.

Beginning with the Fund’s fiscal quarter ended July 31, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXCELSIOR

VENTURE PARTNERS III, LLC

SEMI-ANNUAL REPORT

April 30, 2006

Excelsior Venture Partners III, LLC

Portfolio of Investments April 30, 2006 (Unaudited)

Principal Amount/ Shares/ Percent Owned		Acquisition Date ##	Value (Note 1)
MONEY MARKET INSTRUMENTS — 24.32%
$6,425,000	Federal Home Loan Bank Discount Note 4.71%, 05/01/06		$6,425,000
1,000,000	UBS Financial Commercial Paper 4.74%, 05/05/06		999,473
3,000,000	Bank of New York Commercial Paper 4.72%, 05/11/06		2,996,067
3,000,000	Washington Mutual Certificate of Deposit 4.80%, 05/11/06		3,000,000
1,000,000	Federal Home Loan Bank Discount Note 4.70%, 05/17/06		997,913
2,000,000	Federal Farm Credit Bureau Discount Note 4.70%, 05/17/06		1,995,822
2,500,000	International Lease Finance Discount Commercial Paper 4.80%, 05/18/06		2,494,333
2,000,000	Wells Fargo Certificate of Deposit 4.78%, 05/18/06		2,000,000
1,000,000	Federal Home Loan Bank Discount Note 4.77%, 05/24/06		996,956

	TOTAL MONEY MARKET INSTRUMENTS (Cost $21,905,564)		21,905,564

PRIVATE COMPANIES ** — 62.73%
Common Stocks #, @ — 0.01%
Capital Equipment — 0.00%
157,396	MIDAS Vision Systems, Inc.	03/03	—

Enterprise Software — 0.00%
1,000,000	***Cydelity, Inc.	01/04	—

Life Sciences — 0.00%
46,860	Genoptix, Inc.	07/03	—

Semiconductor — 0.01%
40,026	Silverback Systems, Inc.	04/06	11,420

	TOTAL COMMON STOCKS (Cost $10,006,581)		11,420

Preferred Stocks # — 56.68%
Capital Equipment @ — 0.00%
933,593	MIDAS Vision Systems, Inc., Series A-1	03/03	—

Enterprise Software @ — 14.19%
19,995,000	***Cydelity Inc.,. Series A	01/04	—
7,146,701	***LogicLibrary, Inc., Series A	01/02, 12/04,02/05 & 08/05 &03/06	3,267,606
3,080,464	***LogicLibrary, Inc., Series A-1	08/03, 05/04	1,408,450
46,362,656	***Pilot Software Inc., Series A	05/02, 04/03, 06/05	8,110,096

			12,786,152

Life Sciences — 6.24%
1,999,999	Archemix Corporation, Inc., Series A	08/02, 01/03, 11/03	1,999,999
700,000	Archemix Corporation, Inc., Series B	03/04, 09/04, 12/05	700,000
942,481	Genoptix, Inc., Series 1-A @	08/04	950,822
1,403,696	Genoptix, Inc., Series 1-B @	08/04	950,822
620,580	Genoptix, Inc., Series 1-C @	08/04, 01/05	554,178
728,413	Genoptix, Inc., Series 1-D @	05/05	461,815

			5,617,636

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Portfolio of Investments April 30, 2006 (Unaudited) — (continued)

Principal Amount/ Shares/ Percent Owned		Acquisition Date ##	Value (Note 1)
PRIVATE COMPANIES ** (continued)
Preferred Stocks # (continued)
Medical Technology @ — 2.69%
4,166,667	Tensys Medical, Inc., Series C	03/02	$1,887,160
1,187,500	Tensys Medical, Inc., Series D	05/04	537,840

			2,425,000

Optical @ — 17.69%
4,330,504	LightConnect, Inc., Series B	07/01	5,000,000
12,292,441	LightConnect, Inc., Series C	12/02	992,000
956,234	NanoOpto Corporation, Series A-1	10/01, 03/02	242,618
3,023,399	NanoOpto Corporation, Series B	09/03, 11/03, 01/04, 07/04	1,286,155
1,682,470	NanoOpto Corporation, Series C	03/05	733,389
5,333,333	OpVista, Inc., Series B	07/01	—
12,671,059	OpVista, Inc., Series C	09/03	5,000,000
10,368,483	OpVista, Inc., Series D	11/04	1,058,000
15,935,224	OpVista, Inc., Series E	05/05, 06/05	1,626,030

			15,938,192

Semiconductor @ — 6.85%
7,000,000	Chips & Systems, Inc., Series A	03/04	—
772,503	Silverback Systems, Inc., Series A-2	03/03, 09/03	4,513,973
559,993	Silverback Systems, Inc., Series B	03/03, 09/03, 04/04	1,660,551

			6,174,524

Wireless @ — 9.02%
4,433,333	Ethertronics, Inc., Series B	06/01, 09/02, 07/03, 05/04	6,650,000
980,172	Ethertronics, Inc., Series C	05/05, 10/05	1,470,258

			8,120,258

	TOTAL PREFERRED STOCKS (Cost $65,106,238)		51,061,762

Notes @ — 6.03%
Enterprise Software — 4.11%
$3,700,000	***Cydelity Inc. 8% Bridge Note, April 2006	12/04, 01/05, 02/05, 03/05, 04/05, 05/05, 07/05, 01/06	3,700,000

Optical — 1.92%
1,727,599	OpVista, Inc.8%, Bridge Note, July 2006, October 2006	01/06, 04/06	1,727,599

Semiconductor — 0.00%
1,441,133	Chips & Systems, Inc., 6% Bridge Note March 2005 #	11/04, 01/05, 02/05	—

	TOTAL NOTES (Cost $6,868,732)		5,427,599

Warrants #, @ — 0.01%
Enterprise Software — 0.00%
9,250,000	***Cydelity Inc. Series A (expiration dates 12/08, 07/09 & 01/10)	12/04, 07/05, 01/06	—

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Portfolio of Investments April 30, 2006 (Unaudited) — (continued)

Principal Amount/ Shares/ Percent Owned		Acquisition Date ##	Value (Note 1)
PRIVATE COMPANIES ** (continued)
Warrants #, @ (continued)
Optical — 0.01%
229,410	NanoOpto Corp. Series C (expiration date 12/09)	12/04	$—
3,386,121	OpVista, Inc. Series E (expiration date 01/11, 04/11)	01/06, 04/06	8,681

Wireless — 0.00%
281,667	Ethertronics, Inc., Series B (expiration date 09/07)	09/02, 07/03, 08/03	—
163,580	Ethertronics, Inc., Series C (expiration date 01/09)	05/05, 10/05	—

	TOTAL WARRANTS (Cost $8,681)		8,681

	TOTAL — PRIVATE COMPANIES (Cost $81,990,232)		56,509,462

PRIVATE INVESTMENT FUNDS **, # — 11.75%
0.39%	Advanced Technology Ventures VII, LP	08/01-02/06	1,073,452
1.55%	Burrill Life Sciences Capital Fund	12/02-04/06	1,293,381
1.35%	CHL Medical Partners II, LP	01/02-04/06	764,327
1.04%	CMEA Ventures VI, LP	12/03-10/05	518,866
0.36%	Morgenthaler Partners VII, L.P.	07/01-01/06	1,561,576
0.57%	Prospect Venture Partners II, LP	06/01-04/06	1,822,227
0.98%	Sevin Rosen Fund IX, LP	10/04-02/06	887,002
2.36%	Tallwood II, LP	12/02-04/06	1,356,147
1.70%	Valhalla Partners, LP	10/03-04/06	1,310,327

	TOTAL — PRIVATE INVESTMENT FUNDS (Cost $11,861,130)		10,587,305

INVESTMENT COMPANIES — 1.16%
1,046,128	Dreyfus Government Cash Management Fund Institutional Shares (Cost $1,046,128)		1,046,128

TOTAL INVESTMENTS (Cost $116,803,054)		99.96%	90,048,459
OTHER ASSETS & LIABILITIES (NET)		0.04%	39,675

NET ASSETS		100.00%	$90,088,134

**	Restricted as to public resale. Acquired between June 1, 2001 and April 30, 2006. Total cost of restricted securities at April 30, 2006 aggregated $93,851,362. Total value of restricted securities owned at April 30, 2006 was $67,096,767 or 74.48% of net assets.
#	Non-Income producing securities.
@	At April 30, 2006 the Company owned 5% or more of the company’s outstanding shares thereby making the company an affiliate as defined by the Investment Company Act of 1940, as amended. Total market value of affiliated securities owned at April 30, 2006 (including investments in controlled affiliates) was $53,809,463.
***	At April 30, 2006 the Company owned 25% or more of the company’s outstanding shares thereby making the company a controlled affiliate as defined by the Investment Company Act of 1940, as amended. Total market value of controlled affiliated securities owned at April 30, 2006 was $16,486,152.
##	Disclosure is required for restricted securities only.

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statement of Assets and Liabilities

April 30, 2006 (Unaudited)

ASSETS:
Investments in Unaffiliated Issuers, at value (Cost $37,512,821)	$36,238,996
Investments in Controlled Affiliated Issuers, at value (Cost $20,486,152)	16,486,152
Investments in Non-Controlled Affiliated Issuers, at value (Cost $58,804,081)	37,323,311

Total Investments, at value (Note 1) (Cost $116,803,054)	90,048,459
Cash and cash equivalents	5,926
Interest receivable	296,411
Distributions receivable	180,532
Other receivables	1,945
Prepaid insurance	20,014

Total Assets	90,553,107

LIABILITIES:
Management fees payable (Note 2)	378,063
Administration fees payable (Note 2)	45,017
Professional fees payable	21,147
Board of Managers’ fees payable (Note 2)	9,254
Other payables	11,492

Total Liabilities	464,973

NET ASSETS	$90,088,134

NET ASSETS consist of:
Paid-in capital	$116,842,729
Unrealized depreciation on investments	(26,754,595)

Total Net Assets	$90,088,134

Units of Membership Interests Outstanding (Unlimited number of no par value units authorized)	295,210
NET ASSET VALUE PER UNIT	$305.17

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statement of Operations

For the six months ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest income from unaffiliated investments	$567,290
Interest income from affiliated investments	196,667
Dividend income	15,316

Total Investment Income	779,273

EXPENSES:
Management fees (Note 2)	843,118
Professional fees	116,390
Administration fees (Note 2)	65,434
Board of Managers’ fees (Note 2)	29,754
Insurance fees	22,065
Custodian fees	17,901
Miscellaneous expenses	16,400

Total Expenses	1,111,062

NET INVESTMENT (LOSS)	(331,789)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 1)
Net realized (loss) on unaffiliated investments	(6,550)
Net realized gain on affiliated investments	16,396
Net change in unrealized (depreciation) on investments	(2,938,770)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS	(2,928,924)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,260,713)

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statements of Changes in Net Assets

	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
OPERATIONS:
Net investment (loss)	$(331,789)	$(1,310,889)
Net realized gain/(loss) on investments	9,846	(8,527,063)
Net change in unrealized (depreciation) on investments	(2,938,770)	(2,017,098)

Net (decrease) in net assets resulting from operations	(3,260,713)	(11,855,050)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(10,875,536)

Net (decrease) in net assets	(3,260,713)	(22,730,586)

NET ASSETS:
Beginning of period	93,348,847	116,079,433

End of period	$90,088,134	$93,348,847

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Statement of Cash Flows

For the six months ended April 30, 2006 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Decrease) in Net Assets Resulting from Operations	$(3,260,713)
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	(6,536,725)
Proceeds received from the sale of investments and distributions received from private investment funds	505,822
Realized gain on sale of investments—net	(9,846)
Net change in unrealized depreciation on investments	2,938,770
Sale of short-term investments—net	5,646,602
Increase in interest receivable	(113,551)
Decrease in other receivables	419,679
Increase in prepaid insurance	(17,634)
Decrease in management fees payable	(91,232)
Increase in Board of Managers’ fees payable	1,254
Decrease in other expenses payable	(50,646)

Net cash used in operating activities	(568,220)

Net decrease in cash	(568,220)
Cash at beginning of period	574,146

Cash at end of period	$5,926

SUPPLEMENTAL INFORMATION:
Non-cash distributions received from private investment funds	$121,665

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Venture Partners III, LLC

Financial Highlights — Selected Per Unit Data and Ratios

Per Unit Operating Performance:(1)
	Six Months Ended April 30, 2006 (Unaudited)		Year Ended October 31,
			2005	2004		2003	2002
NET ASSET VALUE, BEGINNING OF PERIOD	$316.21		$393.21	$414.82		$469.14	$495.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(1.12)		(4.44)	(7.85)		(7.04)	(5.62)
Net realized and unrealized (loss) on investment transactions	(9.92)		(35.72)	(13.76)		(47.28)	(21.23)

Total from investment operations	(11.04)		(40.16)	(21.61)		(54.32)	(26.85)

DISTRIBUTIONS	—		(36.84)	—		—	—

Total Distributions	—		(36.84)	—		—	—

NET ASSET VALUE, END OF PERIOD	$305.17		$316.21	$393.21		$414.82	$469.14

TOTAL NET ASSET VALUE RETURN(3)(5)	(3.49)%		(11.24)%	(5.21)%		(11.58)%	(5.41)%

RATIOS AND SUPPLEMENTAL DATA(7):
Net Assets, End of Period (000’s)	$90,088		$93,349	$116,079		$122,458	$138,495
Ratios to Average Net Assets:
Gross Expenses	2.42	%(2)	2.45%	2.45%		2.27%	2.43%
Net Expenses	2.42	%(2)	2.45%	2.37	%(6)	2.27%	2.36	%(4)
Net Investment Income Loss	(0.72	)%(2)	(1.23)%	(1.92)%		(1.61)%	(1.15)%
Portfolio Turnover Rate	0.76	%(3)	24%	11%		0%	0%
(1)	Selected data for a unit of membership interest outstanding through each period.
(2)	Annualized.
(3)	Not annualized.
(4)	Net of organization expense reversal.
(5)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period, and assumes dividends and distributions, if any, were reinvested. The Company’s units were issued in a private placement and are not traded. Therefore market value total investment return is not calculated.
(6)	Net of reimbursement from affiliate. See Note 2.
(7)	Income and expense ratios do not reflect the Company’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Underlying Funds.

Notes to Financial Statements are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC

NOTES TO FINANCIAL STATEMENTS

April 30, 2006 (Unaudited)

Note 1 — Significant Accounting Policies

Excelsior Venture Partners III, LLC (the “Company”) is a non-diversified, closed-end management investment company which has elected to be treated as a business development company or “BDC” under the Investment Company Act of 1940, as amended. The Company was established as a Delaware limited liability company on February 18, 2000. The Company commenced operations on April 5, 2001. The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro-rata to members as soon as is practicable.

As a BDC, the Company must be primarily engaged in the business of furnishing capital and making available managerial assistance to companies that generally do not have ready access to capital through conventional financial channels. The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies and, to a lesser extent, domestic and international private funds, negotiated private investments in public companies and international direct investments that the Investment Adviser (as defined below) believes offer significant long-term capital appreciation potential. Venture capital and private investment companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered.

Costs incurred in connection with the initial offering of units totaled $1,468,218. Each member’s pro-rata share of these costs was deducted from his, her or its initial capital contribution.

The following is a summary of the Company’s significant accounting policies. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. Generally accepted accounting principles in the United States require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A.  Cash and cash equivalents:

Cash and cash equivalents consist of deposits with banks and highly liquid investments with original maturities of 90 days or less.

B.  Investment Valuation:

The Company values portfolio securities quarterly and at such other times as, in the Company’s Board of Managers’ (the “Board” or “Board of Managers”) view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price will be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser or a committee of the Board of Managers or both under the supervision of the Board of Managers pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less from the date of purchase are valued at amortized cost.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a “going concern” basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the “private market” or “appraisal” methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such factors affecting the investee company such as earnings, net worth, reliable private sale prices of the investee company’s securities, the market prices for similar securities of comparable companies, an assessment of the investee company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

The valuation of the Company’s Private Investment Funds is based upon its pro-rata share of the value of the net assets of the Private Investment Fund as determined by such Private Investment Fund, in accordance with its partnership agreement, constitutional or other documents governing such valuation, on the valuation date. If such valuation with respect to the Company’s investments in Private Investment Funds is not available by reason of timing or other event on the valuation date, or are deemed to be unreliable by the Investment Adviser, the Investment Adviser, under supervision of the Board of Managers, shall determine such value based on its judgment of fair value on the appropriate date, less applicable charges, if any.

At April 30, 2006 market quotations were not readily available for securities valued at $67,096,767 or 74.48% of net assets. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

C.  Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on fixed income investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D.  Income taxes:

Under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Company will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Company items of income, gain, loss, deduction and expense.

The cost of the Private Investment Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Investment Funds. As of April 30, 2006, the Company had not received information to determine the tax cost of the Private Investment Funds as of those dates. The cost basis for federal tax purposes of the Company’s other investments at April 30, 2006 was $104,941,924, and those investments had net depreciation on a tax basis at April 30, 2006 of $25,480,770, consisting of gross appreciation of $0 and gross depreciation of $25,480,770.

Note 2 — Investment Advisory Fee, Administration Fee and Related Party Transactions

UST Advisers, Inc. (“USTA”) which has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905, is a Delaware corporation and registered investment adviser (the “Investment Adviser”). The Investment Adviser is a wholly-owned subsidiary of United States Trust Company, National Association (“USTC-NA”). USTC-NA is a wholly-owned subsidiary of U. S. Trust Corporation (“U.S. Trust”), a registered bank holding company, which has its principal offices at 114 West 47th Street, New York, New York 10036-1532, and which is, in turn, a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”), which has its principal offices at 120 Kearney Street, San Francisco, California 94108.

Prior to December 16, 2005, U.S. Trust Company, N.A., on behalf of its Asset Management Division served as the investment adviser to the Company (the “former Investment Adviser”) pursuant to an Investment Advisory Agreement (the “Agreement”). Effective December 16, 2005, USTA assumed the duties of the former Investment Adviser.

Under the Agreement for the services provided, the Investment Adviser is entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s end of the quarter net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. Prior to December 16, 2005 and pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) among the Company, the former Investment Adviser, and United States Trust Company of New York (“U.S. Trust NY”), U.S. Trust NY served as the investment sub-adviser (the “Investment Sub-Adviser”) to the Company and received an investment management fee from the former Investment Adviser and Investment Adviser. As of April 30, 2006, $378,063 was payable to the Investment Adviser and former Investment Adviser, respectively.

Prior to March 31, 2006, USTA was a wholly owned subsidiary of U.S. Trust Company, N.A. (“UST-NA”) and UST-NA and U.S. Trust NY were wholly-owned subsidiaries of U.S. Trust. Effective March 31, 2006, U.S. Trust NY converted into a national bank named United States Trust Company, National Association (USTC-NA) and UST-NA merged into USTC-NA. USTC-NA is the surviving entity and remains a wholly owned subsidiary of U.S. Trust.

In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the excess, if any, of the Company’s cumulative realized capital gains on Direct Investments, over the sum of (a) cumulative realized capital losses on investments of any type (b) cumulative gross unrealized capital depreciation on investments of any type, and (c) cumulative net expenses. Direct Investments means Company investments in domestic and foreign companies in which the equity is closely held by company founders, management, and/or a limited number of institutional investors and negotiated private investments in public companies. As of April 30, 2006 and April 30, 2005, there was no Incentive Carried Interest earned by the Investment Adviser or the former Investment Adviser.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains PFPC Inc. (“PFPC”), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Company’s custodian. In consideration for its services, the Company (i) pays PFPC a variable fee between 0.105% and 0.07%, based on average quarterly net assets, payable monthly, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $15,000 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

Charles Schwab & Co., Inc. (the “Distributor”), the principal subsidiary of Schwab, serves as the Company’s distributor for the offering of units. The Investment Adviser paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. The Investment Adviser or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Company by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees totaling 6.5% of the gross proceeds received by the Company from the offering.

Each member of the Board of Managers receives $7,000 annually, $2,000 per meeting attended, and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Company receives any compensation from the Company.

As of April 30, 2006, Excelsior Venture Investors III, LLC had an investment in the Company of $57,190,905. This represents an ownership interest of 63.48% in the Company.

On November 23, 2004, the Company engaged Deloitte & Touche LLP (“D&T”) as the Company’s Independent Registered Public Accounting Firm for the fiscal year ended October 31, 2004, replacing Ernst & Young LLP (“E&Y”), the Company’s prior independent public accountants. E&Y was terminated by the Company on October 28, 2004 as a result of concerns regarding their independence at the time of issuance of their report on the Company’s October 31, 2003 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., an affiliate of the Company’s Investment Adviser.

On December 16, 2004, Schwab entered into an agreement with the Company and other funds managed by the former Investment Adviser whereby Schwab has funded a reserve account to be held by the Investment Adviser or its affiliate. This reserve account was established so that the Company and other funds managed by the Investment Adviser will be able to draw upon it to pay in full all costs incurred related to the termination of E&Y. This agreement was executed in order to ensure that these costs related to the termination of E&Y are not borne by the Company, the other funds managed by the Investment Adviser or their respective shareholders. Schwab is an affiliate of the Company’s Investment Adviser. In consideration of the funding of the reserve account, the Company and the other funds managed by the Investment Adviser subrogated all of their claims, causes of action and rights against E&Y for payment of these expenses to Schwab.

Note 3 — Purchases and Sales of Securities

Excluding short-term investments, the Company’s purchases and sales of securities for the six-month periods ended April 30, 2006 were $6,536,725 and $505,822, respectively.

Note 4 — Commitments

As of April 30, 2006, the Company had outstanding investment commitments totaling $12,572,614.

Note 5 — Transactions with Affiliated Companies

An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividends from affiliated companies during the six months ended April 30, 2006. Transactions with companies, which are or were affiliates, were as follows:

			For the Six Months Ended April 30, 2006
Name of Investment	Shares/ Principal Amount Held at October 31, 2005	October 31, 2005 Value	Purchases/ Conversion Acquisitions	Sales/ Conversion Proceeds	Interest Received	Realized Gain (Loss)	Shares/ Principal Amount Held at April 30, 2006	April 30, 2006 Value (Note 1)
Controlled Affiliates
Pilot Software Inc., Series A Preferred	46,362,656	$8,110,096	$—	$—	$—	$—	46,362,656	$8,110,096
LogicLibrary, Inc., Series A Preferred	6,530,581	2,985,916	281,690	—	—	—	6,812,271	3,267,606
LogicLibrary, Inc., Series A-1 Preferred	3,080,464	1,408,450	—	—	—	—	3,080,464	1,408,450
Cydelity Inc. Series A Preferred	19,995,000	—	—	—	—	—	19,995,000	—
Cydelity Inc. Common Stock	1,000,000	—	—	—	—	—	1,000,000	—
Cydelity Inc. Series A Warrants	7,500,000	—	—	—	—	—	9,250,000	—
Cydelity Inc., Bridge Note, 8%	3,000,000	3,000,000	700,000	—	135,890	—	3,700,000	3,700,000

Total Controlled Affiliates		$15,504,462	$981,690	$—	$135,890	$—		$16,486,152
Non-Controlled Affiliates
Chips & Systems, Inc., Series A Preferred	7,000,000	$—	$—	$—	$—	$—	7,000,000	$—
Chips & Systems, Inc. Bridge Note	1,441,133	—	—	—	—	—	1,441,133	—

			For the Six Months Ended April 30, 2006
Name of Investment	Shares/ Principal Amount Held at October 31, 2005	October 31, 2005 Value	Purchases/ Conversion Acquisitions	Sales/ Conversion Proceeds	Interest Received	Realized Gain (Loss)	Shares/ Principal Amount Held at April 30, 2006	April 30, 2006 Value (Note 1)
Ethertronics, Inc., Series B Preferred	4,433,333	$6,650,000	$—	$—	$—	$—	4,433,333	$6,650,000
Ethertronics, Inc., Series B Warrants	281,667	—	—	—	—	—	281,667	—
Ethertronics, Inc., Series C Warrants	163,580	—	—	—	—	—	163,580	—
Ethertronics, Inc., Series C Preferred	980,172	1,470,258	—	—	—	—	980,172	1,470,258
Genoptix, Inc., Series 1-A Preferred	942,481	950,822	—	—	—	—	942,481	950,822
Genoptix, Inc., Series 1-B Preferred	1,403,696	950,822	—	—	—	—	1,403,696	950,822
Genoptix, Inc., Common Stock	46,860	—	—	—	—	—	46,860	—
Genoptix, Inc., Series 1-C Preferred	620,580	544,178	—	—	—	—	620,580	554,178
Genoptix, Inc., Series 1-D Preferred	728,413	461,815	—	—	—	—	728,413	461,815
LightConnect, Inc., Series B Preferred	4,330,504	5,000,000	—	—	—	—	4,330,504	5,000,000
LightConnect, Inc., Series C Preferred	12,292,441	992,000	—	—	—	—	12,292,441	992,000
MIDAS Vision Systems, Inc., Series A-1 Preferred	933,593	—	—	—	—	—	933,593	—
MIDAS Vision Systems, Inc., Common Stock	157,396	—	—	—	—	—	157,396	—
NanoOpto Corp., Series A-1 Preferred	956,234	1,116,350	—	—	—	—	956,234	242,617
NanoOpto Corp., Series B Preferred	3,023,399	1,286,155	—	—	—	—	3,023,399	1,286,155
NanoOpto Corp., Series C Preferred	1,682,470	733,389	—	—	—	—	1,682,470	733,389
NanoOpto Corp., Series C Warrants	229,410	—	—	—	—	—	229,410	—
OpVista, Inc., Series B Preferred	5,333,333	—	—	—	—	—	5,333,333	—
OpVista, Inc., Series C Preferred	12,671,059	5,000,000	—	—	—	—	12,671,059	5,000,000
OpVista, Inc., Series D Preferred	10,368,483	1,058,000	—	—	—	—	10,368,483	1,058,000
OpVista, Inc., Series E Preferred	15,935,224	1,626,030	—	—	—	—	15,935,224	1,626,030
OpVista, Inc., 8% Bridge Note	—	—	1,727,599	—	14,675	—	1,727,599	1,727,599
OpVista, Inc., Warrants	—	—	8,681	—	—	—	3,386,121	8,681
Silverback Systems, Inc., Common	—	—	4,759,081	—	—	—	40,026	11,420
Silverback Systems, Inc., Series B	—	—	1,500,781	—	—	—	559,992	1,660,552

			For the Six Months Ended April 30, 2006
Name of Investment	Shares/ Principal Amount Held at October 31, 2005	October 31, 2005 Value	Purchases/ Conversion Acquisitions	Sales/ Conversion Proceeds	Interest Received	Realized Gain (Loss)	Shares/ Principal Amount Held at April 30, 2006	April 30, 2006 Value (Note 1)
Silverback Systems, Inc., Series A-2 Preferred	—	$—	$2,070,310	$—	$—	$—	772,503	$4,513,973
Silverback Systems, Inc., Series B-1 Preferred	2,211,898	1,415,615	—	(1,415,615)	—	—	—	—
Silverback Systems, Inc., Series C Preferred	34,364,257	3,333,333	—	(3,343,467)	—	—	—	—
Silverback Systems, Inc., 5% Bridge Notes	1,969,206	1,969,206	300,000	(2,269,206)	—	—	—	—
Silverback Systems, Inc., Series C Warrant	4,173,033	196	—	(196)	—	(196)	—	—
Tensys Medical, Inc., Series C Preferred	4,166,667	1,887,160	—	—	—	—	4,166,667	1,887,160
Tensys Medical, Inc., Series D Preferred	1,187,500	537,840	—	—	—	—	1,187,500	537,840

Total Non-Controlled Affiliates		$36,993,169	$10,366,452	$(7,028,484)	$14,675	$(196)		$37,323,311

Note 6 — Pending Litigation

The former Investment Adviser was contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The former Investment Adviser has provided full cooperation with respect to these Investigations and continues to review the facts and circumstances relevant to the Investigations. As disclosed previously by the former Investment Adviser and its affiliates, with respect to the former Investment Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain mutual funds managed by the former Investment Adviser. The short-term trading activities permitted under these arrangements have been terminated and the former Investment Adviser has strengthened its policies and procedures to deter frequent trading.

The former Investment Adviser, certain of its affiliates and others have also been named in several class action and derivative lawsuits which allege that the former Investment Adviser, certain of its affiliates and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by the former Investment Adviser. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action suits and in the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended and under Section 36(b) and 48(a) of the Investment Company Act of 1940, as amended, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information and consultation with counsel, the Investment Adviser believes that the pending Investigations and private lawsuits are not likely to materially affect the Investment Adviser’s ability to provide investment management services to the Company. Neither the Investment Adviser nor the Company are a subject of the Investigations nor a party to the lawsuits described above.

Note 7 — Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant for this reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last submitted a response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Exhibit 99.906. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Venture Investors III, LLC

By (Signature and Title)*	/s/ Leo P. Grohowski
Leo P. Grohowski, Co-Principal Executive Officer

Date June 30, 2006

By (Signature and Title)*	/s/ Raghav V. Nandagopal
Raghav V. Nandagopal, Co-Principal Executive Officer

Date June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Leo P. Grohowski
Leo P. Grohowski, Co-Principal Executive Officer

Date June 30, 2006

By (Signature and Title)*	/s/ Raghav V. Nandagopal
Raghav V. Nandagopal, Co-Principal Executive Officer

Date June 30, 2006

By (Signature and Title)*	/s/ Robert F. Aufenanger
Robert F. Aufenanger, Principal Financial Officer

Date June 30, 2006

*	Print the name and title of each signing officer under his or her signature.